Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following sets forth certain information regarding compensation actually paid to our Named Executive Officers during 2022 compared to certain measures of our financial performance:

	Summary Comp. Table Total for CEO		Comp. Actually Paid to CEO(3)				Value of Initial Fixed $100 Investment Based On:
Year	Christopher H. Hunter(1)	Debra K. Osteen(2)	Christopher H. Hunter(1)	Debra K. Osteen(2)	Average Summary Comp. Table Total for Non-CEO NEOs(4)	Average Comp. Actually Paid to Non-CEO NEOs(3)	TSR(5)	Peer Group TSR(6)	Net Income (in thousands)	Adjusted EPS(7)
2022	$6,415,224	$2,620,043	$8,482,132	$17,102,308	$3,040,751	$9,817,787	$247	$118	$280,033	$3.19
2021	N/A	9,853,107	N/A	29,812,731	3,656,112	8,870,858	183	147	195,562	2.70
2020	N/A	5,131,395	N/A	17,648,915	2,604,425	6,550,425	151	134	(669,199)	2.81

(1)	Mr. Hunter was appointed Chief Executive Officer effective April 11, 2022.

(2)	Ms. Osteen retired as Chief Executive Officer effective April 11, 2022.
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Table to CAP Reconciliation:

Name	Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
Christopher H. Hunter	2022	$6,415,224	$4,500,022	$6,566,930	$8,482,132
Debra K. Osteen	2022	2,620,043	1,059,857	15,542,122	17,102,308
	2021	9,853,107	6,989,753	26,949,377	29,812,731
	2020	5,131,395	2,789,779	15,307,298	17,648,915

Average Non-CEO NEOs SCT Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$3,040,751	$1,720,243	$8,497,279	$9,817,787
2021	3,656,112	1,963,594	7,178,340	8,870,858
2020	2,604,425	1,116,717	5,062,717	6,550,425

(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.

(b)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2020, 2021 and 2022, respectively.

Equity Component of CAP:

Christopher H. Hunter

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$6,566,930	-	-	$6,566,930
2021	-	-	-	-
2020	-	-	-	-

Debra K. Osteen

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$9,972,986	$7,341,244	$(1,772,108)	$15,542,122
2021	23,567,139	3,215,353	166,885	26,949,377
2020	13,014,224	533,148	1,759,927	15,307,298

Average Non-CEO NEOs

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$5,228,345	$3,399,089	(130,155)	$8,497,279
2021	5,891,861	1,147,507	138,972	7,178,340
2020	4,691,771	419,942	(48,996)	5,062,717

(4)	The Named Executive Officers, other than the CEOs, reflected in the Pay Versus Performance table represent the following individuals for each of the years shown: David M. Duckworth, Christopher L. Howard, John S. Hollinsworth and Laurence L. Harrod.

(5)	An investment of $100 is assumed to have been made in our Common Stock as of December 31, 2019. TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our Common Stock on December 31, 2020, 2021, and 2022, divided by our closing price on December 31, 2019.
(6)	Reflects the cumulative total shareholder return for the S&P Health Care Services Select Industry Index (the “S&P HC Index”). An investment of $100 is assumed to have been made in the S&P HC Index as of December 31, 2019. Peer Group TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of the S&P HC Index on December 31, 2020, 2021 and 2022 divided by the closing price on December 31, 2019.

(7)	Adjusted EPS is a non-GAAP financial measure and the core long-term metric we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation - Annual Non-Equity Incentive Compensation.”

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(4)	The Named Executive Officers, other than the CEOs, reflected in the Pay Versus Performance table represent the following individuals for each of the years shown: David M. Duckworth, Christopher L. Howard, John S. Hollinsworth and Laurence L. Harrod.

Peer Group Issuers, Footnote [Text Block]
(6)	Reflects the cumulative total shareholder return for the S&P Health Care Services Select Industry Index (the “S&P HC Index”). An investment of $100 is assumed to have been made in the S&P HC Index as of December 31, 2019. Peer Group TSR was calculated by multiplying the initial investment of $100 by the quotient of the closing price of the S&P HC Index on December 31, 2020, 2021 and 2022 divided by the closing price on December 31, 2019.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

CEO SCT Table to CAP Reconciliation:

Name	Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
Christopher H. Hunter	2022	$6,415,224	$4,500,022	$6,566,930	$8,482,132
Debra K. Osteen	2022	2,620,043	1,059,857	15,542,122	17,102,308
	2021	9,853,107	6,989,753	26,949,377	29,812,731
	2020	5,131,395	2,789,779	15,307,298	17,648,915
(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.

(b)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2020, 2021 and 2022, respectively.

Equity Component of CAP:

Christopher H. Hunter

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$6,566,930	-	-	$6,566,930
2021	-	-	-	-
2020	-	-	-	-

Debra K. Osteen

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$9,972,986	$7,341,244	$(1,772,108)	$15,542,122
2021	23,567,139	3,215,353	166,885	26,949,377
2020	13,014,224	533,148	1,759,927	15,307,298

Non-PEO NEO Average Total Compensation Amount			$ 3,040,751	$ 3,656,112	$ 2,604,425
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,817,787	8,870,858	6,550,425
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Average Non-CEO NEOs SCT Table to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total(a)	Additions to SCT Total(b)	CAP
2022	$3,040,751	$1,720,243	$8,497,279	$9,817,787
2021	3,656,112	1,963,594	7,178,340	8,870,858
2020	2,604,425	1,116,717	5,062,717	6,550,425

(a)	Represents the grant date fair value of equity-based awards granted each year calculated in accordance with ASC 718.

(b)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the table below. For performance-vesting restricted stock unit awards, fair value amounts have been computed consistent with the methodology used in the Company’s Consolidated Financial Statements as of December 31, 2020, 2021 and 2022, respectively.

Average Non-CEO NEOs

Year	Fair Value of Current Year Equity Awards at Year End	Change in Value of Prior Years’ Awards Unvested at Year End	Change in Value of Prior Years’ Awards That Vested in the Year	Equity Value Included in CAP
2022	$5,228,345	$3,399,089	(130,155)	$8,497,279
2021	5,891,861	1,147,507	138,972	7,178,340
2020	4,691,771	419,942	(48,996)	5,062,717

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the sections entitled “COMPENSATION DISCUSSION AND ANALYSIS” and “EXECUTIVE COMPENSATION,” our executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Furthermore, while we are required to disclose our net income for each covered fiscal year, it is not a metric currently used in our executive compensation program. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with rules adopted by the SEC, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Comparison of Compensation Actually Paid and Company TSR

The following graph reflects the relationship between our CEO and average non-CEO NEO “compensation actually paid” versus our cumulative TSR, assuming an initial fixed investment of $100 on December 31, 2019, for the years ended December 31, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the sections entitled “COMPENSATION DISCUSSION AND ANALYSIS” and “EXECUTIVE COMPENSATION,” our executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Furthermore, while we are required to disclose our net income for each covered fiscal year, it is not a metric currently used in our executive compensation program. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with rules adopted by the SEC, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Comparison of Compensation Actually Paid and Net Income

The following graph reflects the relationship between our CEO and average non-CEO NEO “compensation actually paid” and our net income for the years ended December 31, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the sections entitled “COMPENSATION DISCUSSION AND ANALYSIS” and “EXECUTIVE COMPENSATION,” our executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Furthermore, while we are required to disclose our net income for each covered fiscal year, it is not a metric currently used in our executive compensation program. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with rules adopted by the SEC, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Comparison of Compensation Actually Paid and Adjusted EPS

The following graph reflects the relationship between our CEO and average non-CEO NEO “compensation actually paid” and the our Adjusted EPS for the years ended December 31, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the sections entitled “COMPENSATION DISCUSSION AND ANALYSIS” and “EXECUTIVE COMPENSATION,” our executive compensation program reflects a variable pay-for-performance philosophy, with a significant emphasis on long-term performance and stockholder value creation. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Furthermore, while we are required to disclose our net income for each covered fiscal year, it is not a metric currently used in our executive compensation program. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with rules adopted by the SEC, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Comparison of Company TSR and Peer Group TSR

The following graph reflects the relationship between the our TSR and the TSR of the peer group presented for this purpose, the S&P HC Index.

Tabular List [Table Text Block]

Financial Performance Measures

As further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation,” the Company’s executive compensation program is heavily weighted to performance-based pay, with a significant emphasis on long-term performance and stockholder value creation. The Company primarily uses two core metrics for both its long-term and short-term incentive awards: Adjusted EPS and Adjusted EBITDA. The Company uses Adjusted EPS and Adjusted EBITDA to determine annual cash incentive awards and performance-based equity awards because they are important measures of our performance and the performance of our management, they drive our success and growth and they are key criteria by which management plans and analyzes our business. In addition, the Company uses certain non-financial measures to determine annual cash incentive awards in order to incentivize and align achievement for certain key qualitative metrics. Therefore, the most important financial performance measures (and only financial measures used in current plans/awards) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted EPS

●	Adjusted EBITDA

Total Shareholder Return Amount			$ 247	183	151
Peer Group Total Shareholder Return Amount			118	147	134
Net Income (Loss)			$ 280,033,000	$ 195,562,000	$ (669,199,000)
Company Selected Measure Amount | $ / shares			3.19	2.7	2.81
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EPS
Non-GAAP Measure Description [Text Block]
(7)	Adjusted EPS is a non-GAAP financial measure and the core long-term metric we use for purposes of evaluating performance for our compensation program, as further described in the section above entitled “COMPENSATION DISCUSSION AND ANALYSIS – Components of Executive Compensation - Annual Non-Equity Incentive Compensation.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Christopher H. Hunter [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,415,224
PEO Actually Paid Compensation Amount			8,482,132
Adjustment to Compensation Amount			8,482,132
PEO Name		Mr. Hunter
Debra K. Osteen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,620,043	$ 9,853,107	$ 5,131,395
PEO Actually Paid Compensation Amount			17,102,308	29,812,731	17,648,915
Adjustment to Compensation Amount			17,102,308	$ 29,812,731	$ 17,648,915
PEO Name	Ms. Osteen			Ms. Osteen	Ms. Osteen
PEO [Member] | Christopher H. Hunter [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,500,022)
PEO [Member] | Christopher H. Hunter [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,566,930
PEO [Member] | Christopher H. Hunter [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,566,930	$ 0	$ 0
PEO [Member] | Christopher H. Hunter [Member] | Fair Value of Current Year Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,566,930	0	0
PEO [Member] | Christopher H. Hunter [Member] | Change in Value of Prior Years' Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Christopher H. Hunter [Member] | Change in Value of Prior Years' Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Debra K. Osteen [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,059,857)	(6,989,753)	(2,789,779)
PEO [Member] | Debra K. Osteen [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,542,122	26,949,377	15,307,298
PEO [Member] | Debra K. Osteen [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			15,542,122	26,949,377	15,307,298
PEO [Member] | Debra K. Osteen [Member] | Fair Value of Current Year Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,972,986	23,567,139	13,014,224
PEO [Member] | Debra K. Osteen [Member] | Change in Value of Prior Years' Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,341,244	3,215,353	533,148
PEO [Member] | Debra K. Osteen [Member] | Change in Value of Prior Years' Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,772,108)	166,885	1,759,927
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,720,243)	(1,963,594)	(1,116,717)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,497,279	7,178,340	5,062,717
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,497,279	7,178,340	5,062,717
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,228,345	5,891,861	4,691,771
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,399,089	1,147,507	419,942
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards That Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (130,155)	$ 138,972	$ (48,996)